COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2021
COMMISSIONS AND FEES [Abstract]
Commissions and Fees
This item consists of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Maintenance of accounts, transfers and credit and debit card services (i)	1,442,966	1,125,432	1,326,344
Funds and equity management	717,227	651,370	676,456
Contingent loans and foreign trade fees (ii)	459,165	372,586	372,647
Commissions for banking services	301,592	263,298	282,593
Brokerage, securities and custody services	121,974	110,615	95,207
Collection services	107,442	90,456	131,502
Commissions for consulting and technical studies	62,384	57,949	84,725
Commissions for salary advance and payment of services	52,557	34,766	49,998
Penalty commissions	21,420	53,859	84,757
Others	207,007	152,447	128,552
Total	3,493,734	2,912,778	3,232,781

The main variations in commissions and fees for the 2021 period with respect to the 2020 period are mainly due to the lower number of banking transactions in 2020 as a result of the lower dynamism of the economy as a consequence of COVID-19, see Note 2 (b).

(i)
The increase is due to a higher volume of credit and debit card consumption. As well as higher commissions in 2021 for the use of the Yapecard product. Finally, higher commissions were obtained for foreign bank transfers, within the country and interbank transfers.

(ii)	The increase is mainly due to higher commissions for letters of guarantee for legal entities, among other minor items.